Goodwill and other intangible assets - Goodwill Rollforward (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Goodwill, beginning balance, gross	$ 836,000,000	$ 836,000,000	$ 1,200,000,000
Accumulated impairment losses, beginning balance	(232,000,000)	(232,000,000)	0
Goodwill, beginning balance, net	604,000,000	604,000,000	1,200,000,000
Loss on Goodwill impairment		(563,000,000)	(232,000,000)	$ 0
Disposals and deconsolidations		(41,000,000)	(315,000,000)
Re-classified as assets held for sale		0	(49,000,000)
Goodwill, ending balance, gross		795,000,000	836,000,000	1,200,000,000
Accumulated impairment losses, ending balance		(795,000,000)	(232,000,000)	0
Goodwill, ending balance, net		0	604,000,000	$ 1,200,000,000
Floaters
Goodwill [Roll Forward]
Goodwill, beginning balance, net	604,000,000	604,000,000
Loss on Goodwill impairment	$ 0
Disposals and deconsolidations		(41,000,000)	(286,000,000)
Goodwill, ending balance, net		$ 0	604,000,000
Tender Rigs
Goodwill [Roll Forward]
Disposals and deconsolidations			$ (29,000,000)